OTHER ASSETS - Intangible assets, net (Details) - HKD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2021
OTHER ASSETS
Total of gross carrying amount	$ 60,932	$ 60,824			$ 23,495
Total of accumulated amortization	(8,127)	(9,703)			(6,277)
Intangible assets, net	52,805	51,121			17,218
Amortization expense on intangible assets	2,324	4,120	$ 1,491	$ 909
Computer software
OTHER ASSETS
Total of gross carrying amount	21,381	23,247			15,596
Total of accumulated amortization	(6,442)	(7,263)			(5,172)
License
OTHER ASSETS
Total of gross carrying amount	29,060	27,602			4,261
Total of accumulated amortization	(209)	(793)
Others
OTHER ASSETS
Total of gross carrying amount	10,491	9,975			3,638
Total of accumulated amortization	$ (1,476)	$ (1,647)			$ (1,105)